As filed with the Securities and Exchange Commission on February 16, 2011
Registration No.333-148723
Registration No.811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No. ( )
Post-Effective Amendment No. (22)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
Amendment No. (25)

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant's Telephone Number)

The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
 (Name and Address of Agent for Service)

With Copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

[  ]  immediately upon filing pursuant to paragraph (b).
[  ]  on ___________  pursuant to paragraph (b).
[  X ]  60 days after filing pursuant to paragraph (a)(1).
[   ]  on _________________ pursuant to paragraph (a)(1).
[   ]  75 days after filing pursuant to paragraph (a)(2).
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

You will find more information about the Fund in the following:

The Fund’s annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the "SAI") dated ____, 2011, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

Union Street Partners Value Fund

PROSPECTUS
_______, 2011

CLASS A SHARES

Ticker:  USPVX

This prospectus describes the Union Street Partners Value Fund, a series of shares offered by World Funds Trust.  A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio.  The Fund is authorized to offer two classes of shares, one of which, Class A Shares, is offered by this prospectus.  Class C Shares is offered by separate prospectus.  To obtain a prospectus for those shares, please call (800) 673-0550.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

The Union Street Partners Value Fund (the “Fund”) seeks to achieve capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” on page 20 of this prospectus and in the section “Distribution” on page 29 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fee	1.00%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses (1)	0.50%
Fee Waivers and/or Expense Reimbursements(2)	0.00%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements(2)	1.75%

(1)	“Other Expenses” are estimates for the current fiscal year.

(2)
Union Street Partners, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund.  This expense limitation agreement may be terminated by the Adviser or the Trust at any time after January 31, 2012.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$743	$1,094

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Sub-Adviser anticipates that the Fund’s portfolio turnover rate will be 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in the securities of large cap U.S. companies.  The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time or purchase.   The Fund will normally hold a core position of between 25 and 30 securities.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

Equity securities consist of common stock,  depositary  receipts,  real estate  investment  trusts ("REITs"), master limited  partnerships  ("MLPs"),  and securities  convertible into common stock, such as warrants,  rights,  convertible bonds, debentures and convertible preferred  stocks.

The Fund may invest up to 20% of its net assets in high quality money market instruments and repurchase agreements.  The Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds (“ETFs”).

The Sub-Adviser utilizes a value approach to investing in that it selects investments for the Fund based on its belief that stock prices fluctuate around the true value of a company.  The Sub-Adviser analyzes valuation ratios and typically selects stocks with low ratios of price/earnings, price/cash flow, price/book value and price/dividend.

The Sub-Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk. The Sub-Adviser analyzes a business in the same manner a private investor would in looking to purchase the entire company. The Sub-Adviser only invests in those businesses it understands and where it has confidence in the company's management and financial strength. Emphasis is placed on those companies which the Sub-Adviser believes are most likely to prosper under various economic conditions.

The Sub-Adviser sells or reduces the Fund’s position in a security (1) when it approaches the Sub-Adviser’s estimate of its fair value, (2) when its economic fundamentals have deteriorated, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its asset in a limited number of industry sectors, but will not concentrate in any particular industry.

Principal Risks

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Undervalued Securities.  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Risk of Non-Diversification.  The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risks of Investing in Investment Companies and ETFs.  To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests.  These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations.  Investment in an ETF carries specific risk and market risk.  Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Master Limited Partnerships (“MLPs”) Risk.  Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Risk of Investing in REITs.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

Performance Information

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not an indication of how the Fund will perform in the future.  Information relating to the investment performance of the Sub-Adviser to the Fund is included in the Appendix to this Prospectus.

Investment Adviser and Sub-Adviser

Union Street Partners, LLC is the investment adviser to the Fund.  McGinn Investment Management, Inc. is the sub-adviser to the Fund.

Portfolio Manager

Mr. Bernie McGinn has served as the Portfolio Manager to the Fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (Union Street Partners Value Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by telephone at 1-800-673-0550.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.     The minimum initial purchase or exchange into the Fund is $2,500.  Subsequent investments must be in amounts of $50 or more.  The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

The Fund's investment objective is capital appreciation. Under normal market conditions, the Fund will invest primarily in the equity securities of large cap U.S. companies.  The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time or purchase.  Equity securities consist of common stock, depositary receipts, REITs, MLPs, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The Fund may invest up to 20% of its net assets in high quality money market instruments and repurchase agreements. Money market instruments may include commercial paper, asset-backed commercial paper, obligations issued by the U. S. government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. Such money market instruments will be "high quality" (i.e., securities receiving one of the two highest ratings categories from a nationally recognized statistical ratings agency).

The Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs").  ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses.  Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these securities.  Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Sub-Adviser utilizes a value approach to investing in that it selects investments for the Fund based on its belief that stock prices fluctuate around the true value of a company.  The Sub-Adviser analyzes valuation ratios and typically selects stocks with low ratios of price/earnings, price/cash flow, price/book value and price/dividend.

The Fund is “non-diversified” and will normally hold a core position of between 25 and 30 securities.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.  The Fund would seek to provide to its shareholders advance written notice of any material changes to the Fund’s objective.

ADDITIONAL INFORMATION ABOUT RISK

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the Fund include:

Market Risk.  The Fund is subject to market risk.  Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Risks of Investing in Undervalued Securities.  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Risk of Non-Diversification.  The Fund is non-diversified under the 1940 Act. However,  because it intends  to  qualify  as  a  "regulated  investment  company"  for  purposes  of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"),  the Fund must meet certain  diversification  requirements.  These  include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total  assets  must be  invested in cash,  cash  equivalents,  U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated  investment company is also limited in its purchases of voting  securities of any issuer and may  invest  no more than 25% of the  value of its  total  assets in  securities (other  than U.S.  government securities)  of any one  issuer or of two or more issuers  that the Fund  controls  and are engaged in the same,  similar or related trades or businesses.  An investment in a non-diversified fund may entail greater price risk than an investment in a diversified fund. The Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because the poor performance of an individual security in the Fund’s portfolio will have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

Stock Selection Risk.  Like all managed funds, there is a risk that the Sub-Adviser’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events.  Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments.

Risk of Investing in REITs.  The Fund may invest in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the REITs held in the Fund's portfolio. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under the 1940 Act.

Risk of Investing in MLPs.  The Fund may invest in MLPs.  MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the U.S. Securities and Exchange Commission (the “SEC”) and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects.  To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry.  The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation.  In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Risk of Investing in Investment Companies and ETFs.  The Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act.  By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares.  Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Sub-Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which may result in a loss.

Temporary Defensive Position.  The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Sub-Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

THE INVESTMENT ADVISER AND SUB-ADVISER

The Fund’s investment adviser is Union Street Partners, LLC, a limited liability company organized under the laws of Delaware and whose address is 1421 Prince Street, Suite 400 Alexandria, VA 22314.  The Adviser serves in this capacity pursuant to an investment advisory agreement with the Trust with respect to the Fund.  Subject to the authority of the Board of Trustees of the Trust (“Trustees”), the Adviser provides guidance and policy direction in connection with its daily management of the Fund’s assets. The Adviser is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and the provision of certain executive personnel to the Fund.  Union Street Partners, LLC was organized in December, 2010 and owned by Shawn P. McLaughlin and McGinn Investment Management, Inc.

Under the investment advisory agreement for the Fund, the Adviser is entitled to receive monthly compensation based on the Fund’s average daily net assets at the annual rate of 1.00%.

McGinn Investment Management, Inc., a Delaware corporation, whose address is 201 North Union Street, Suite 100, Alexandria, Virginia 22314, serves as the Sub-Adviser to the Fund.  McGinn Investment Management, Inc. was incorporated in 1992 and is majority owned by Bernard F. McGinn.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement and sub-advisory agreement for the Fund will be available in the Fund’s semi-annual report for the period ending March 31, 2011 once that report is produced.

THE PORTFOLIO MANAGER

Since the Fund's inception on December 29, 2010, Mr. Bernie McGinn has been primarily responsible for the day-to-day management of the Fund. Mr. McGinn is Chief Investment Officer of the Adviser and Chief Investment Officer of the Sub-Adviser.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other assets managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Trust

The Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as "12b-1 fees"). The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. The 0.25% fee for the Class A Shares is a service fee.  Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.  Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase Class A Shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, "Financial Intermediaries"). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Financial Intermediaries who offer Class A Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Minimum Investments.  The minimum initial investment for Class A Shares is $2,500. Subsequent investments must be in amounts of $50 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program.  Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

➢	Name;
➢	Date of birth (for individuals);
➢	Residential or business street address (although post office boxes are still permitted for mailing); and
➢	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail.  For initial purchases, the account application, which accompanies this prospectus,  should be  completed,  signed  and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond,  Virginia 23235 together  with your check  payable to the Fund.  When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire.  You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund at (800) 673-0550 or the Transfer Agent at (800) 628-4077.

Other Purchase Information.  You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 673-0550 or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your Class A Shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Class A Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail.  To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: Union Street Partners Value Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone.  You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire.  If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent.  Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

Redemption in Kind.  The Fund intends to make payments for all redemptions in cash. However, if the Fund believes that conditions exist which make  cash payments detrimental to the best interests of the Fund, payment for shares  redeemed  may  be  made  in whole or in part through a distribution of portfolio securities chosen by the Sub-Adviser (under the supervision of the Board of Trustees).  If payment is made in securities, shareholders may incur transaction costs in converting these securities into cash after they have redeemed their shares.

GENERAL INFORMATION

Signature Guarantees.  To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:  (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form.  Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts.  Due to the relatively higher cost of maintaining small accounts, the Trust may deduct a fee of $50 per year (billed quarterly) from your account or may redeem the shares in your account, if the value of your account falls below $2,500. If you bring your account balance up to the required minimum within 30 days of being informed by the Transfer Agent that your account has become subject to the small account fee, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

Automatic Investment Plan.  Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege.  You may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.  You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged.

Excessive trading can adversely impact Fund performance and shareholders.  Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares.  If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports.  Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications.  The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General.  The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions.  Dividends from net investment income, if any, are declared and paid annually for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes.  In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

NET ASSET VALUE

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Class A Shares’ NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund’s Class A Shares, subtracting any liabilities attributable to the Fund’s Class A Shares, and then dividing by the total number of Class A Shares outstanding.

Class A Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Class A Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Share Class Alternatives – The Fund is currently authorized to offer investors two different classes of shares, one of which, Class A Shares is offered by this prospectus. Additional information concerning the Fund's Class C Shares may be obtained by reading a copy of the applicable prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Sub-Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and possibly restricted from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. The Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants.  However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer Class A Shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

Class A Shares –

	Sales charge as a percentage of
Amount of purchase at the public offering price	Offering Price(1)	Net amount invested	Discount as a percentage of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more (2)	0.00%	0.00%	0.00%

(1)           The term "Offering Price" includes the front-end sales charge.

(2)
If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 360 days of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 2.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, the Fund will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

For accounts that are subject to a deferred sales charge, the Fund will use the first-in, first-out ("FIFO") method to determine the 360 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 360 days, the deferred sales charge will be assessed. The deferred sales charge will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 360 day period from the date of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end load or deferred sales charges.

Sales Charge Reductions and Waivers

The Fund reserves the right to waive the deferred sales charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets.  If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 360 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The redemption fee is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short time trading effected through these financial intermediaries.

To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund's transfer agent or your financial intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the Fund's Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund's Transfer Agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the Fund's Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that financial intermediary and other financial intermediaries. Consult the Fund's SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation.  After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention.  A reduced sales charge on Class A Shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member.  You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges - Class A Shares

No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;

(2)	exchanges of the Fund's shares for those of another fund of the Trust;

(3)
purchases of Fund shares made by current or former directors, officers or employees, or agents of the Trust, the Adviser, the Sub-Adviser, the distributor, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4)	purchases of Fund shares by the Fund's distributor for their own investment account and for investment purposes only;

(5)
a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6)	a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7)	a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8)
investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9)
institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(10)
the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 673-0550. All account information is subject to acceptance and verification by the Fund's Distributor.

Rule 12b-1 Fees.  The Board has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class A Shares (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, the Fund may finance from the assets of Class A shares certain activities or expenses that are intended primarily to result in the sale of its Class A Shares. The Fund finances these distribution and service activities through payments made to the Fund’s Distributor. The fee paid to the Fund’s Distributor is computed on an annualized basis reflecting the average daily net assets, up to a maximum of 0.25% for Class A Shares.. Because these fees are paid out of Class A Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing.  Certain financial intermediaries that maintain "street name" or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Appendix – Sub-Adviser’s Prior Performance

The data below is provided to illustrate the past performance of McGinn Investment Management, Inc., the Fund’s Sub-Adviser, in managing accounts that have investment objectives, strategies and policies substantially similar to the Fund.  You should not consider this performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund.

The Composite was created on June 30, 2004 and is composed of accounts that are managed by the Sub-Adviser that have investment objectives, strategies, and policies substantially similar to the Fund.  The performance presented below has been prepared in accordance with GIPS and that calculation differs from the standardized methodology prescribed for mutual funds by the U. S. Securities and Exchange Commission.   The Composite is presented net of fees and expenses and reflects the reinvestment of dividends and distributions.  All returns are presented after the deduction of advisory fees, brokerage commissions and execution costs paid by the Sub-Adviser’s accounts without provision for federal or state income taxes.

The Composite performance is not the Fund’s performance, nor should it be considered a substitute for the Fund’s performance. The Composite performance is not intended to predict or suggest the return that will be experienced by the Fund or the return one might achieve by investing in the Fund. The Fund’s performance may be different than the performance of the Composite due to, among other things, differences in fees and expenses, investment limitations, diversification requirements, and tax restrictions. The overall expenses of the accounts comprising the Composite are generally lower than those of the Fund and, accordingly, application of the Fund’s expenses would have lowered the performance of the Composite. Also, the accounts that comprise the Composite are not registered mutual funds and are not subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, could adversely affect the performance of the Composite.

*The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $13 billion; the median market capitalization was approximately $3.8 billion. The smallest company in the index had an approximate market capitalization of $1.4 billion. You cannot invest directly in this index. This index does not have an investment adviser and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

** The S&P 500 Index is a widely recognized, unmanaged index of 500 stocks of a representative sampling of leading U.S. companies based on market size, liquidity and industry group representation.  You cannot invest directly in this index. This index does not have an investment adviser and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

The Composite consists of fully discretionary Equity accounts with a target of 100% investment in large cap U.S. equities.  For comparison purposes the composite is measured against the S&P 500 Index and the Russell 1000 Index. The minimum account size for this composite is $1.5 million.  The management fee schedule for the accounts are:  1.00% on the first $1.5 million; 0.85% on the next $1.5 million and 0.65% over $3 million.

You will find more information about the Fund in the following:

The Fund’s annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the "SAI") dated ____, 2011, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

Union Street Partners Value Fund

PROSPECTUS
_______, 2011

CLASS C SHARES

Ticker:  [_______]

This prospectus describes the Union Street Partners Value Fund, a series of shares offered by World Funds Trust.  A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio.  The Fund is authorized to offer two classes of shares, one of which, Class C Shares, is offered by this prospectus.  Class A Shares is offered by separate prospectus.  To obtain a prospectus for those shares, please call (800) 673-0550.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

The Union Street Partners Value Fund (the “Fund”) seeks to achieve capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
         Class C
Shareholder Fees (fees paid directly from your investment)	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	2.00%
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C
Management Fee	1.00%
Distribution (12b-1) and Service Fees	1.00%
Other Expenses (1)	0.50%
Fee Waivers and/or Expense Reimbursements(2)	0.00%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements(2)	2.50%

(1)	“Other Expenses” are estimates for the current fiscal year.

(2)
Union Street Partners, LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund.  This expense limitation agreement may be terminated by the Adviser or the Trust at any time after January 31, 2012.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$453	$779

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$253	$779

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Sub-Adviser anticipates that the Fund’s portfolio turnover rate will be 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in the securities of large cap U.S. companies.  The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time or purchase.   The Fund will normally hold a core position of between 25 and 30 securities.  The number of securities held by the Fund may occasionally exceed this range at times such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

Equity securities consist of common stock,  depositary  receipts,  real estate  investment  trusts ("REITs"), master limited  partnerships  ("MLPs"),  and securities  convertible into common stock, such as warrants,  rights,  convertible bonds, debentures and convertible preferred  stocks.

The Fund may invest up to 20% of its net assets in high quality money market instruments and repurchase agreements.  The Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds (“ETFs”).

The Sub-Adviser utilizes a value approach to investing in that it selects investments for the Fund based on its belief that stock prices fluctuate around the true value of a company.  The Sub-Adviser analyzes valuation ratios and typically selects stocks with low ratios of price/earnings, price/cash flow, price/book value and price/dividend.

The Sub-Adviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles without running a high degree of capital risk. The Sub-Adviser analyzes a business in the same manner a private investor would in looking to purchase the entire company. The Sub-Adviser only invests in those businesses it understands and where it has confidence in the company's management and financial strength. Emphasis is placed on those companies which the Sub-Adviser believes are most likely to prosper under various economic conditions.

The Sub-Adviser sells or reduces the Fund’s position in a security (1) when it approaches the Sub-Adviser’s estimate of its fair value, (2) when its economic fundamentals have deteriorated, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its asset in a limited number of industry sectors, but will not concentrate in any particular industry.

Principal Risks

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Undervalued Securities.  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Risk of Non-Diversification.  The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risks of Investing in Investment Companies and ETFs.  To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests.  These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations.  Investment in an ETF carries specific risk and market risk.  Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Master Limited Partnerships (“MLPs”) Risk.  Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Risk of Investing in REITs.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

Performance Information

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not an indication of how the Fund will perform in the future.  Information relating to the investment performance of the Sub-Adviser to the Fund is included in the Appendix to this Prospectus.

Investment Adviser and Sub-Adviser

Union Street Partners, LLC is the investment adviser to the Fund.  McGinn Investment Management, Inc. is the sub-adviser to the Fund.

Portfolio Manager

Mr. Bernie McGinn has served as the Portfolio Manager to the Fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (Union Street Partners Value Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by telephone at 1-800-673-0550.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.     The minimum initial purchase or exchange into the Fund is $2,500.  Subsequent investments must be in amounts of $50 or more.  The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

The Fund's investment objective is capital appreciation. Under normal market conditions, the Fund will invest primarily in the equity securities of large cap U.S. companies.  The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time or purchase.  Equity securities consist of common stock, depositary receipts, REITs, MLPs, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The Fund may invest up to 20% of its net assets in high quality money market instruments and repurchase agreements. Money market instruments may include commercial paper, asset-backed commercial paper, obligations issued by the U. S. government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. Such money market instruments will be "high quality" (i.e., securities receiving one of the two highest ratings categories from a nationally recognized statistical ratings agency).

The Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs").  ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses.  Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these securities.  Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Sub-Adviser utilizes a value approach to investing in that it selects investments for the Fund based on its belief that stock prices fluctuate around the true value of a company.  The Sub-Adviser analyzes valuation ratios and typically selects stocks with low ratios of price/earnings, price/cash flow, price/book value and price/dividend.

The Fund is “non-diversified” and will normally hold a core position of between 25 and 30 securities.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.  The Fund would seek to provide to its shareholders advance written notice of any material changes to the Fund’s objective.

ADDITIONAL INFORMATION ABOUT RISK

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the Fund include:

Market Risk.  The Fund is subject to market risk.  Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Risks of Investing in Undervalued Securities.  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Risk of Non-Diversification.  The Fund is non-diversified under the 1940 Act. However,  because it intends  to  qualify  as  a  "regulated  investment  company"  for  purposes  of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"),  the Fund must meet certain  diversification  requirements.  These  include the requirement that at the end of each tax year quarter, at least 50% of the market value of its total  assets  must be  invested in cash,  cash  equivalents,  U.S. government securities and securities of issuers (including foreign governments), in which it has invested not more than 5% of its assets. A regulated  investment company is also limited in its purchases of voting  securities of any issuer and may  invest  no more than 25% of the  value of its  total  assets in  securities (other  than U.S.  government securities)  of any one  issuer or of two or more issuers  that the Fund  controls  and are engaged in the same,  similar or related trades or businesses.  An investment in a non-diversified fund may entail greater price risk than an investment in a diversified fund. The Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because the poor performance of an individual security in the Fund’s portfolio will have a greater negative impact on the Fund’s performance than if the Fund’s assets were diversified among a larger number of portfolio securities.

Stock Selection Risk.  Like all managed funds, there is a risk that the Sub-Adviser’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Sub-Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events.  Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments.

Risk of Investing in REITs.  The Fund may invest in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the REITs held in the Fund's portfolio. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under the 1940 Act.

Risk of Investing in MLPs.  The Fund may invest in MLPs.  MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the U.S. Securities and Exchange Commission (the “SEC”) and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects.  To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry.  The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation.  In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Risk of Investing in Investment Companies and ETFs.  The Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act.  By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares.  Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Sub-Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which may result in a loss.

Temporary Defensive Position.  The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Sub-Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

THE INVESTMENT ADVISER AND SUB-ADVISER

The Fund’s investment adviser is Union Street Partners, LLC, a limited liability company organized under the laws of Deleware and whose address is 1421 Prince Street, Suite 400 Alexandria, VA 22314.  The Adviser serves in this capacity pursuant to an investment advisory agreement with the Trust with respect to the Fund.  Subject to the authority of the Board of Trustees of the Trust (“Trustees”), the Adviser provides guidance and policy direction in connection with its daily management of the Fund’s assets. The Adviser is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and the provision of certain executive personnel to the Fund.  Union Street Partners, LLC was organized in December, 2010 and owned by Shawn P. McLaughlin and McGinn Investment Management, Inc.

Under the investment advisory agreement for the Fund, the Adviser is entitled to receive monthly compensation based on the Fund’s average daily net assets at the annual rates of 1.00%.

McGinn Investment Management, Inc., a Delaware corporation, whose address is 201 North Union Street, Suite 100, Alexandria, Virginia 22314, serves as the Sub-Adviser to the Fund.  McGinn Investment Management, Inc. was incorporated in 1992 and is majority owned by Bernard F. McGinn.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement and sub-advisory agreement for the Fund will be available in the Fund’s semi-annual report for the period ending March 31, 2011 once that report is produced.

THE PORTFOLIO MANAGER

Since the Fund's inception on December 29, 2010, Mr. Bernie McGinn has been primarily responsible for the day-to-day management of the Fund. Mr. McGinn is Chief Investment Officer of the Adviser and Chief Investment Officer of the Sub-Adviser.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other assets managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Trust

The Fund is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act for Class C Shares (the “Rule 12b-1 Plan”). Pursuant to the Rule 12b-1 Plan, the Fund may finance from the assets of Class C Shares certain activities or expenses that are intended primarily to result in the sale of shares of Class C Shares. The Fund finances these distribution and service activities through payments made to the Fund’s Distributor. The fee paid to the Fund’s Distributor is computed on an annualized basis reflecting the average daily net assets, up to a maximum of 1.00% for Class C Shares. 0.75% of which represents 12b-1 distribution fees and 0.25% of which represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s Class C Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.  Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase Class C Shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, "Financial Intermediaries"). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Financial Intermediaries who offer Class C Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Minimum Investments.  The minimum initial investment for Class C Shares is $2,500. Subsequent investments must be in amounts of $50 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program.  Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

➢	Name;
➢	Date of birth (for individuals);
➢	Residential or business street address (although post office boxes are still permitted for mailing); and
➢	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail.  For initial purchases, the account application, which accompanies this prospectus,  should be  completed,  signed  and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond,  Virginia 23235 together  with your check  payable to the Fund.  When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire.  You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund at (800) 673-0550 or the Transfer Agent at (800) 628-4077.

Other Purchase Information.  You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 673-0550 or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your Class C Shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Class C Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail.  To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: Union Street Partners Value Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone.  You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire.  If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent.  Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

Redemption in Kind.  The Fund intends to make payments for all redemptions in cash. However, if the Fund believes that conditions exist which make  cash payments detrimental to the best interests of the Fund, payment for shares  redeemed  may  be  made  in whole or in part through a distribution of portfolio securities chosen by the Sub-Adviser (under the supervision of the Board of Trustees).  If payment is made in securities, shareholders may incur transaction costs in converting these securities into cash after they have redeemed their shares.

GENERAL INFORMATION

Signature Guarantees.  To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:  (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form.  Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts.  Due to the relatively higher cost of maintaining small accounts, the Trust may deduct a fee of $50 per year (billed quarterly) from your account or may redeem the shares in your account, if the value of your account falls below $2,500. If you bring your account balance up to the required minimum within 30 days of being informed by the Transfer Agent that your account has become subject to the small account fee, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

Automatic Investment Plan.  Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege.  You may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.  You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged.

Excessive trading can adversely impact Fund performance and shareholders.  Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares.  If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports.  Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications.  The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

General.  The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions.  Dividends from net investment income, if any, are declared and paid annually for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes.  In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

NET ASSET VALUE

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Class C Shares’ NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund’s Class C Shares, subtracting any liabilities attributable to the Fund’s Class C Shares, and then dividing by the total number of Class C Shares outstanding.

Class C Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Class C Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Share Class Alternatives – The Fund is currently authorized to offer investors two different classes of shares, one of which, Class C Shares is offered by this prospectus. Additional information concerning the Fund's Class A Shares may be obtained by reading a copy of the applicable prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Sub-Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and possibly restricted from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. The Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants.  However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer Class C Shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

Deferred Sales Charge – Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested. The Distributor pays a 1.00% commission to the broker of record at the time of purchase. A deferred sales charge of 2.00% is applied if your Class C Shares are sold within two years and is paid to the distributor.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge.  In addition, the deferred sales charge may be waived in certain circumstances.  The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution (12b-1) and Service Fee as described below under “Rule 12b-1 Fees.”

Waiver of Deferred Sales Charge

The deferred sales charge on Class C Shares is waived for:

(1)	certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70.5;
(2)	redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3)	withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4)	withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Trust at (800) 673-0550. All account information is subject to acceptance and verification by the Fund’s Distributor.

Rule 12b-1 Fees.  The Board has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class C Shares (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, the Fund may finance from the assets of Class C shares certain activities or expenses that are intended primarily to result in the sale of its Class C Shares. The Fund finances these distribution and service activities through payments made to the Fund’s Distributor. The fee paid to the Fund’s Distributor is computed on an annualized basis reflecting the average daily net assets, up to a maximum of 1.00% for Class C Shares. Because these fees are paid out of Class C Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing.  Certain financial intermediaries that maintain "street name" or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Appendix – Sub-Adviser’s Prior Performance

The data below is provided to illustrate the past performance of McGinn Investment Management, Inc., the Fund’s Sub-Adviser, in managing accounts that have investment objectives, strategies and policies substantially similar to the Fund.  You should not consider this performance data as a prediction or an indication of future performance of the Fund or the performance that one might achieve by investing in the Fund.

The Composite was created on June 30, 2004 and is composed of accounts that are managed by the Sub-Adviser that have investment objectives, strategies, and policies substantially similar to the Fund.  The performance presented below has been prepared in accordance with GIPS and that calculation differs from the standardized methodology prescribed for mutual funds by the U. S. Securities and Exchange Commission.   The Composite is presented net of fees and expenses and reflects the reinvestment of dividends and distributions.  All returns are presented after the deduction of advisory fees, brokerage commissions and execution costs paid by the Sub-Adviser’s accounts without provision for federal or state income taxes.

The Composite performance is not the Fund’s performance, nor should it be considered a substitute for the Fund’s performance. The Composite performance is not intended to predict or suggest the return that will be experienced by the Fund or the return one might achieve by investing in the Fund. The Fund’s performance may be different than the performance of the Composite due to, among other things, differences in fees and expenses, investment limitations, diversification requirements, and tax restrictions. The overall expenses of the accounts comprising the Composite are generally lower than those of the Fund and, accordingly, application of the Fund’s expenses would have lowered the performance of the Composite. Also, the accounts that comprise the Composite are not registered mutual funds and are not subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the 1940 Act and the Internal Revenue Code, which, if applicable, could adversely affect the performance of the Composite.

*The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $13 billion; the median market capitalization was approximately $3.8 billion. The smallest company in the index had an approximate market capitalization of $1.4 billion. You cannot invest directly in this index. This index does not have an investment adviser and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

** The S&P 500 Index is a widely recognized, unmanaged index of 500 stocks of a representative sampling of leading U.S. companies based on market size, liquidity and industry group representation.  You cannot invest directly in this index. This index does not have an investment adviser and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

The Composite consists of fully discretionary Equity accounts with a target of 100% investment in large cap U.S. equities.  For comparison purposes the composite is measured against the S&P 500 Index and the Russell 1000 Index. The minimum account size for this composite is $1.5 million.  The management fee schedule for the accounts is:  1.00% on the first $1.5 million; 0.85% on the next $1.5 million and 0.65% over $3 million.

WORLD FUNDS TRUST
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550

 STATEMENT OF ADDITIONAL INFORMATION

Union Street Partners Value Fund

a series of the WORLD FUNDS TRUST

Investment Adviser:
Union Street Partners, LLC

Investment Sub-Adviser:
McGinn Investment Management, Inc.

________, 2011

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses dated ____, 2011, of the Union Street Partners Value Fund (the “Fund”), as it may be supplemented or revised from time to time.

This SAI is incorporated by reference into the Fund’s prospectuses. You may obtain the prospectus of the Fund, free of charge, by writing to World Funds Trust (the "Trust"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 673-0550.

Current prospectuses:

➢	Class A Shares (USPVX)
➢	Class C Shares (_______)

TABLE OF CONTENTS
Page

THE TRUST	1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES	1
DESCRIPTION OF PERMITTED INVESTMENTS	2
INVESTMENT LIMITATIONS	18
INVESTMENT ADVISER AND SUB-ADVISER	19
PORTFOLIO MANAGERS	20
SERVICE PROVIDERS	22
TRUSTEES AND OFFICERS OF THE TRUST	23
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS	27
DETERMINATION OF NET ASSET VALUE	28
DISTRIBUTION	29
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES	32
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES	34
SHAREHOLDER SERVICES	34
TAXES	35
BROKER ALLOCATION AND OTHER PRACTICES	42
DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS	44
DESCRIPTION OF SHARES	46
PROXY VOTING	47
CODE OF ETHICS	47
FINANCIAL INFORMATION	48
EXHIBIT A (PROXY VOTING POLICIES AND PROCEDURES OF MCGINN INVESTMENT MANAGEMENT, INC)…………………………………………………………………………………….	49

THE TRUST

General.  World Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund". The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto.  Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

The Fund.  This SAI relates to the prospectuses for the Fund, and should be read in conjunction with the applicable prospectuses. This SAI is incorporated by reference into the Fund’s prospectuses.  No investment in shares should be made without reading the prospectus.  The Fund is a separate investment portfolio or series of the Trust.

Description of Multiple Classes of Shares. The Trust is authorized to issue two classes of shares: Class A Shares imposing a front-end sales charge up to a maximum of 5.75% and charging a 0.25% 12b-1 fee and Class C Shares imposing no front-end sales charge, imposing a deferred sales charge of 2.00% if shares are redeemed within 2 years after purchase and charging a 1.00% 12b-1 and service fee.

ADDITIONAL INFORMATION
ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective and principal investment strategies are described in the prospectus.  The Fund is a “non-diversified” series as that term is defined in the Internal Revenue Code of 1986, as amended (the “Code”).  The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

Portfolio Turnover.  Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's Sub-Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Sub-Adviser's opinion, to meet the Fund's objective. The Sub-Adviser anticipates that the average annual portfolio turnover rate of the Fund will be less than 40%.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

Common Stocks.  The Fund may invest in common stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

Preferred Stock.  The Fund may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.  Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend.

Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the Treasury bill rate or other money market rates.

Convertible Securities.  The Fund may invest in convertible securities and considers such securities to be "equity securities" for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.

Warrants.  The Fund may invest in warrants and considers such securities to be "equity securities" for purposes of its investment strategies. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Illiquid Securities.  The Fund may hold up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities.  Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Debt Securities.  The Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. The Fund may invest in high quality money market instruments and repurchase agreements. Such securities include obligations of governments, instrumentalities and corporations. The high quality money market securities in which the Fund may invest will be rated at the time of purchase in the top two ratings categories by Moody's Investors Service, Inc. ("Moody's"), or by Standard & Poor's Rating Group ("S&P"), or will be determined to be of equivalent quality by the Fund's Sub-Adviser.

Debentures.  The Fund may invest in debentures, which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Strategic Transactions.  The Fund may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Options. The Fund may purchase and sell options as described herein.

a) Put and Call Options.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving the Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when the Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument.

When writing a covered call option, the Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by the Fund for writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value ("NAV") per share is computed (currently, the close of regular trading on the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed, or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

The Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security.

Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options; (2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days.

Although not required to do so, the Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option.

As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund's investment Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U.S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, and corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U.S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts.  The Fund may purchase and sell call options on currencies. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not the Fund holds the above securities in its portfolio), and futures contracts. The Fund may not purchase or sell futures contracts on individual corporate debt securities. The Fund may purchase and sell put options on currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

b) Options on Securities Indices and Other Financial Indices.  The Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.

The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures.  The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the Fund from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, the Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, the Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions.  The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the Fund's investment Sub-Adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaging in proxy hedging (see "Proxy Hedging," below). If the Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the Fund's principal business of investing in stock or securities (or options and futures thereon), resulting in gains there from not qualifying under the "less than 30% of gross income" test of Subchapter M of the Code.

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.  Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealing in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging.  Transaction Hedging occurs when the Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income there from.

The Fund may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging.  Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use position hedging when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

Cross Hedging.  he Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or expects to have portfolio exposure.

Proxy Hedging.  To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the investment Sub-Adviser considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in Swedish krona and the investment Sub-Adviser believes that the value of Swedish krona will decline against the U.S. dollar, the investment Sub-Adviser may enter into a contract to sell euros and buy U.S. dollars.

Combined Transactions.  The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the investment Sub-Adviser believes that it is in the Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment Sub-Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Eurocurrency Instruments.  The Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers.  Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Segregated and Other Special Accounts.  In addition to other requirements, many transactions require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by the Fund generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high as or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations.

If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Depositary Receipts.  The Fund may invest in Depositary Receipts. American Depositary Receipts ("ADRs") are receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the United States. The Fund may also invest in EDRs, GDRs and RDCs. EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the United States.

REITs.  The Fund may invest in REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the REITs held in the Fund's portfolio. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Code and to maintain their exemption from registration under Investment Company Act of 1940, as amended.

Master Limited Partnerships.  The Fund may invest in MLPs.  MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as the Fund.  A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights ("IDRs"), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unit-holders choose to remove the general partner, typically with a supermajority vote by limited partner unit-holders.

U.S. Government Securities.  The Fund may invest in U.S. government securities. The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. government agencies or U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U S government is a government agency organized under Federal charter with government supervision.

Repurchase Agreements.  As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. government securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund. The Fund's investment Sub-Adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Initial Public Offerings ("IPOs").  The Fund may invest in IPOs. IPOs occur when a firm offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Other Investment Companies.  The Fund may invest in other investment companies.  An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies' fees and expenses.

Exchange-Traded Funds ("ETFs").  The Fund may invest in ETFs. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETF's also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash.  Additionally, when the Fund invests in ETF's, shareholders of the Fund bear their proportionate share of the underlying ETF's fees and expenses.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxes”) which must be met in order for the Fund to maintain its status as a regulated investment company under the Code.  If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund's portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

Securities Loans.  The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

INVESTMENT LIMITATIONS

Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1.  Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

2.  Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (The “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4.  Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts)

5.  Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitation has been adopted by the Trust with respect to the Fund and is considered Non-Fundamental. The Non-Fundamental limitations may be changed by the Trust’s Board of Trustees at any time without shareholder approval.

1.  Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

INVESTMENT ADVISER AND SUB-ADVISER

Adviser – Union Street Partners, LLC (the "Adviser"), 201 North Union Street, Suite 100, Alexandria, Virginia 22314, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a ________ limited liability company.  McGinn Investment Management, Inc., the Fund’s sub-adviser, and ____ each own 50% of the Adviser.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees.  Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  Under the Advisory Agreement, the Adviser assumes and pays all ordinary expenses of the Fund, except that the Fund pays all management fees, brokerage fees and commissions, taxes, interest expense, underlying fund fees and expenses, all expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act, and extraordinary or non-recurring expenses.  For its services, the Adviser receives an annual investment management fee of 1% of the average daily net assets of the Fund.

The Advisers retains the right to use the name “Union Street Partners” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the name “Union Street Partners” or any derivative thereof automatically ceases ninety days after termination of the Advisory Agreement and may be withdrawn by the Adviser on ninety days written notice.  The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Class A and  Class C Shares until January 31, 2012.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.

To assist the Adviser in carrying out its responsibilities, the Adviser has retained the Sub-Adviser to render advisory services and make daily investment decisions for the Fund pursuant to a Sub-Advisory Agreement with the Adviser. The continuance of the Sub-Advisory Agreement must be approved at least annually by the Board or by vote of shareholders of the applicable Fund, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.

McGinn Investment Management, Inc., (the “Sub-Adviser), 201 North Union Street, Suite 101, Alexandria, Virginia 22314 sub-advises the portfolio f the Fund.  The Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware corporation.  As of January 31, 2011, the Sub-Adviser manages client portfolios with assets in excess of $_____________ Bernard F. McGinn is majority owner of the Sub-Adviser.

PORTFOLIO MANAGERS

Portfolio Managers - As described in the prospectus, Mr. Bernie McGinn serves as Portfolio Manager responsible for the day-to-day investment management of the Fund. This section includes information about the Portfolio Manager, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

In addition to the Fund, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below.   The information below is provided as of January 31, 2011.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Mr. Bernie McGinn	0	$0	0	$0	211	$45	$45

Conflicts of Interests .  The Portfolio Manager’s management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation.  For his services, the Portfolio Manager receives a fixed annual salary plus a discretionary bonus determined by the Adviser's management committee. The Portfolio Manager does not receive compensation that is based upon the Fund’s, any separate account strategy, partnership or any other commingled account's, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Manager does not receive any special or additional compensation from the Adviser for his service as Portfolio Manager. The Portfolio Manager receives a salary from the Adviser.

Fund Shares Owned by the Portfolio Manager.  The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of January 31, 2011.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Bernie McGinn	None

SERVICE PROVIDERS

Administrator.  Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.10% on the first $100 million of average daily net assets of the Fund; and 0.07% on the average daily net assets of the Fund in excess of $100 million subject to minimum amounts. CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For compliance services related to the administration, transfer agency and underwriting services provided to the Fund, CSS shall be paid monthly at the annual rate of $12,000 on assets ranging from $0.00 million to $50 million; $18,000 with assets greater than $50 million but less than $250 million; and $24,000 on assets greater than $250 million. CSS reserves the right to waive this fee.

Custodian.  UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Fund's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Fund's assets outside of the United States of America. The Delegate shall place and maintain the Fund's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Fund's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services.  Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 acts as the accounting services agent of the Fund. As the accounting services agent of the Fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.

Transfer Agent.  Pursuant to a Transfer Agent Agreement with the Trust, Commonwealth Fund Services, Inc. ("CFSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. CFSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

CFSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. CFSI is responsible for processing orders and payments for share purchases. CFSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

Principal Underwriter.  First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Fund's shares is continuous. The Distributor is entitled to a portion of the front-end sales charge on the sale of Class A Shares as described in the prospectus and this SAI.  The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the applicable prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the applicable prospectus and this SAI.

Legal Counsel.  The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law Group, 2041 W. 141st Terrace, Suite 119, Leawood, KS 66224, serves as legal counsel to the Trust and the Fund.

Independent Registered Public Accounting Firm.  The Trust's independent registered public accounting firm, Cohen Fund Audit Services, Ltd., audits the Trust's annual financial statements, assists in the preparation of certain reports to the SEC and prepares the Trust's tax returns. Cohen Fund Audit Services, Ltd. is located at 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145-1524.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers.  The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk(*).

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills.  Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.   Mr. Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation and serves as a member of 4 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.  Mr. David J. Urban has been a Professor of Education since 1989.   His strategic planning, organizational and leadership skills help the Board set long-term goals.  Ms. Mary Lou H. Ivey has over 10 years of business experience as a practicing tax accountant and, as such, brings tax, budgeting and financial reporting skills to the Board.  She also holds a Certified Public Accountant designation.  Mr. John Pasco III serves as President, Treasurer and Director of the Trust’s administrator and also serves as a member of 2 other mutual fund boards outside of the Fund Complex.  Mr. Pasco has over 30 years of experience in the mutual fund industry, including several years on staff with the Securities and Exchange Commission.  With experience from these positions, he is able to provide the Board with knowledge and insight related to fund administration.  The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

INTERESTED TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
John Pasco III* 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 DOB: April 10, 1945	Trustee	Indefinite, Since June 2010
President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust's Administrator; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust's underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust's Transfer and Disbursing Agent; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance  Trust, a registered investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997. Mr. Pasco is a certified public accountant.
				4	The World Funds, Inc.; World Insurance Trust; American Growth Fund, Inc.

Mr. Pasco would be an “interested trustee”, as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

NON-INTERESTED TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Anthony J. Hertl 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 DOB: April 5, 1950	Trustee	Indefinite, Since June 2010	Consultant to small and emerging businesses since 2000. Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, NY where he served in this capacity for four years. Mr. Hertl is a Certified Public Accountant.	4	Northern Lights Fund Trust; Northern Lights Variable Trust; AdviserOne Funds; The India Select Fund; Global Real Estate Investments; Satuit Capital Management Trust
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 DOB: April 27, 1955	Trustee	Indefinite, Since June 2010	Virginia Commonwealth University, Professor of Education since 1989.	4	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 DOB: February 19, 1958	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., Certified Public Accountants, since 2008; Accountant, Wildes, Stevens & Brackens & Co., Certified Public Accountants, from 2007 to 2008; Accountant, Martin, Dolan & Holton, Ltd., Certified Public Accountants, from1997 to 2007.	4	None

OFFICERS WHO ARE NOT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 DOB: April 29, 1964	Treasurer	Indefinite, Since June 2008	Executive Vice President of Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	4	N/A
Lauren Jones 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 DOB: March 11, 1982	Secretary	Indefinite, Since December 2009	Relationship Manager, Commonwealth Shareholder Services, Inc., since 2006. Account Manager, Insider NYC, an Event Planning firm, from 2004 to 2005.	4	N/A
David D. Jones 719 Sawdust Road Suite 113 The Woodlands, TX 77380 DOB: September 18, 1957	Chief Compliance Officer	Indefinite, Since April 2007	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998. B.A. in Economics from the University of Texas at Austin, 1983. Juris Doctorate (cum laude) from St. Mary’s Law School, 1994.	4	N/A

BOARD OF TRUSTEES

The Board of Trustees oversees the Trust and certain aspects of the services that the Adviser and the Funds’ other service providers.  Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Hertl, Mr. Urban and Ms. Ivey.  The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board.  For the Trust’s most recent fiscal year ended July 31, 2010, the Audit Committee met 4 times.

Trustee Compensation.  Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust.  All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.  Each qualifying Trustee received no compensation for the fiscal year ended July 31, 2010.  Trustee Ownership of Fund Shares - As of January 31, 2011, no Trustees owned any amounts of Fund shares.

Sales Loads.  No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser, the Sub-Adviser or the principal underwriter and by the members of their immediate families.

The Chairman of the Board of Trustees is Mr. Pasco, who is an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust does not have a “lead” independent trustee. The use of an interested Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Policies Concerning Personal Investment Activities .  The Fund, the Adviser, and the Distributor  have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own account.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies.  The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board has delegated to Adviser the responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser generally has delegated such responsibility to the Sub-Adviser.  The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix B.  The Adviser’s proxy voting policies and procedures are found in Appendix A.  Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling (800) 673-0550; and (2) on the SEC's website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

As of the date of this SAI, the Trustees and officers of the Trust own beneficially none of the outstanding shares of the Fund. As of the date of this SAI, the Fund had no principal shareholders or control persons.

DETERMINATION OF NET ASSET VALUE

General Policy.  The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities.  Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Money Market Securities and other Debt Securities.  If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Use of Third-Party Independent Pricing Agents.  Pursuant to contracts with the Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load.  A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Statement of Intention.  The reduced sales charge and public offering price applicable to Class A  Shares,  as set  forth  in the  prospectus,  applies  to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written  Statement of Intention in the form provided by the Distributor and signed by the purchaser.  The Statement of Intention is not a binding obligation to purchase the indicated amount.  Class A Shares equal to 4.50%  (declining to 0.00% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount  specified in the Statement of Intention will be held in escrow and capital gain  distributions  on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested).  If the  intended  investment  is not  completed  within the  specified  13-month period,  the purchaser will remit to the Distributor the difference  between the sales  charge  actually  paid and the sales charge which would have been paid if the total  purchases  had been made at a single time.  If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Dealer Reallowances.  Class A Shares of the Fund are sold subject to a front-end sales charge as described in the prospectus. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

Dealer Reallowance As a Percentage of Offering Price for Class A Shares
Less than $50,000	$50,000 but less than $100,000	$100,000 but less than $250,000	$250,000 but less than $500,000	$500,000 but less than $1,000,000	$1,000,000 and over
5.00%	3.75%	2.75%	2.0%	1.75%	None

Plan of Distribution.  The Fund has a Plan of Distribution or "12b-1 Plan" for its Class A Shares and Class C Shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect. The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority rules concerning sales charges.

The 12b-1 Plan provides that the Fund will pay a fee to FDCC at an annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Class A Shares and at an annual rate of 1.00% of the average daily net assets attributed to the Fund’s Class C Shares, in consideration for distribution and other services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of the Fund's shares. The fee is paid to FDCC as compensation for distribution-related activities.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust." Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Trust understands that Service Organizations may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Trust, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Fund shares.

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

Shareholder Servicing Plan.  The Fund has adopted a shareholder service plan on behalf of its Class A Shares and Class C Shares.  Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm's customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares.  You may purchase shares of the Fund directly from the Distributor. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares.  If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans.  An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares.  If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, a one percent (1.00%) deferred sales charge payable to the Distributor is deducted from the proceeds of the Fund's Class A Shares if redeemed within 360 days after purchase.

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Fund's procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge on purchases held for less than one year and for which no sales charge was paid at the time of purchase. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper order. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Fund or its shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Fund to the Financial Intermediary under the Fund's Rule 12b-1 Plan. For more information regarding the Fund's Rule 12b-1 Plan, please see "Distribution - Plan of Distribution."

SHAREHOLDER SERVICES

As described briefly in the applicable prospectus, the Fund offers the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions.  A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm he shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plan.  Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans.  Fund shares are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as the funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs).   SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at (800) 673-0550. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege.  Shareholders may exchange their shares for shares of any other series of the Trust, provided the shares of the Fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence.  Each account must meet the minimum investment requirements. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge your account a $10 service fee each time you make such an exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

TAXES

The following is only a general summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses, incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Dividends received by the Fund from an exchange traded fund (“ETF”) taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such ETF. If you lend your Fund shares pursuant to a securities lending or similar arrangement, you may lose the ability to treat dividends (paid while the Fund shares are held by the borrower) as qualified dividend income.

Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions - Most foreign exchange gains realized on the sale of securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The ETFs in which the Fund invests may invest in foreign securities. Dividends and interest received by an ETF’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the Fund, subject to certain limitations. The Fund, however, is not expected to be able to pass these benefits along to its shareholders.

Investment in Complex Securities - The Fund may invest, directly or indirectly through an investment in an ETF, in complex securities such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of  the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

Election to be Taxed as a Regulated Investment Company - The Fund will elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes to you.  In order for the Fund to qualify to be treated as a RIC under Subchapter M of the Code, the Fund must, among other requirements, receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund's business of investing in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested (i) in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, or (ii) the securities (other than the securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more qualified publicly traded partnerships (the "Asset Test").

The Fund intends to invest in ETFs that are taxable as RICs under the Code.  Accordingly, the income the Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above.  However, the Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Fund anticipates monitoring its investments in such ETFs so as to keep the Fund’s non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.

In addition, the Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If the Fund meets all of the requirements to be taxable as a RIC, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.  Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance.

Although the Fund intends to distribute substantially all of their net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

The Board reserves the right not to maintain the qualifications of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.

Excise Tax Distribution Requirements - Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC’s “required distribution” for the calendar year ending within the RIC’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if the Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by the Fund from its current year’s ordinary income and capital gain net income and (b) any amount on which the Fund pays income tax for the taxable year ending in the calendar year. Although the Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the Fund may determine that it is in the interest of shareholders to distribute a lesser amount. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Section 1256 Contracts - Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered “section 1256 contracts” for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be “marked-to-market” and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts (other than certain foreign currency contracts) generally will be considered 60% long-term and 40% short-term capital gain or loss.

Foreign Currencies - Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.

Sales and Redemption of Fund Shares – Generally, you will recognize a gain or loss on the sale, exchange or redemption of shares in the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted basis in the Fund shares. If you redeem or exchange your Fund shares for shares of a different fund within the Trust, the Internal Revenue Service (the “IRS”) will require that you report a gain or loss on your redemption or exchange.  In general, any gain or loss arising from the sale or redemption of shares of the Fund will be capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales, or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption (a so-called “wash sale”). Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. This preferential treatment may not be available to the extent the Fund receives such interest indirectly through an investment in an ETF. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Master Limited Partnerships – To qualify for master limited partner (“MLP”) status, a partnership must generate at least 90% of its income from what the IRS deems "qualifying" sources, which include all manner of activities related to the production, processing or transportation of oil, natural gas and coal.  MLPs, as partnership, pay no corporate tax, and the IRS deems much of the distributions paid out as a return of capital, and taxes on such distributions are deferred until the Fund sells its position therein. As partnerships, MLPs pass through the majority of their income to investors in the form of regular quarterly distributions.  You as owner of the Fund are responsible for paying tax on your share of distributions received.  In addition, the regular quarterly cash payments MLPs pay out are known as distributions rather than dividends. With respect to each MLP in which the Fund invests, MLP investors, and therefore you as owner of the Fund, may be subject to the state tax of each state in which the MLP has operations or does business.  If a MLP is held in a tax-sheltered account, such as an IRA, the portion of the distributions designated as "ordinary income" may be considered unrelated business taxable income (“UBTI”), and subject to tax.  However, UBTI is usually a small percentage of total distributions and it will not be taxed as long as the amount of this income and all other sources of UBTI does not exceed $1,000 in any year.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”).  Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders.  However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund or an underlying ETF invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) Fund shares constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Fund or an underlying ETF from holding investments in REITs that hold residual interests in REMICs.  The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Back-up Withholding - In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who:  (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

The Fund may be subject to tax or taxes in certain states where the Fund does business.  Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other advisory accounts managed by the Adviser.   In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Fund and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund’s Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates.  The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the "1934 Act") and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of "Regular Broker-Dealers"  The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year.

Allocation.  When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board believes that these advantages, when combined with the other benefits available because of the Adviser’s organization, outweigh the disadvantages that may exist from this treatment of transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the Fund’s accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1.	to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings;

3.	to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4.	to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Trust and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment Adviser, principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment Adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, its investment Adviser, nor any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust's Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser.  The Adviser generally has delegated such responsibility to the Sub-Adviser.  The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX. The Fund’s proxy voting record for the most recent fiscal year-end is available upon request by calling 1-800-673-0550 or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Adviser, Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

World Funds Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Telephone: (800) 673-0550

EXHIBIT A

I. POLICY.

McGinn Investment Management, Inc.  (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its Advisory Agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II. PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A. Conflicts of Interest.
Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1.
Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.
Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3.
Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.
Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2.
Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.
Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4.
Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5.
Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV. RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

•	the name of the issuer of the portfolio security;
•	the exchange ticker symbol of the portfolio security(1);
•	the CUSIP number of the portfolio security(1);
•	the shareholder meeting date;
•	a brief description of the matter voted on;
•	whether the matter was put forward by the issuer or a shareholder;
•	whether the mutual fund voted;
•	how the mutual fund cast its vote; and
•	whether the mutual fund cast its vote for or against management.

V. GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.
Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2.	Providing cumulative voting rights.

B. Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1.	Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.	Date and place of annual meeting.

3.	Limitation on charitable contributions or fees paid to lawyers.

4.	Ratification of directors' actions on routine matters since previous annual meeting.

5.
Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.	Limiting directors' liability.

7.
Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8.
The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.	Employee Stock Purchase Plans.

10.	Establish 40 1(k) Plans.

C. Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.	Pay directors solely in stock;

2.	Eliminate director's mandatory retirement policy;

3.	Rotate annual meeting location or date;

4.	Changes in the state of incorporation;

5.	Social and corporate responsibility issues;

6.	Option and stock grants to management and directors; and

7.	Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D. Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.	Elect directors or trustees;

2.	Ratify or approve independent accountants;

3.	Approve a new investment Adviser or Sub-Adviser;

4.	Approve a change to an investment advisory fee;

5.	Approve a Distribution (i.e., Rule 12b-1) Plan;

6.	Approve a change in a fundamental investment objective, policy or limitation;

7.	Approve a change in the state of incorporation; and

8.	Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment Adviser or Sub-Adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
[Missing Graphic Reference]

(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the "Registrant") dated April 9, 2007.1

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant's Certificate of Trust dated April 9, 2007.1

(a)(3)	Registrant's Agreement and Declaration of Trust dated April 9, 2007, as revised June 23, 2008.2

(b)           Registrant's By-Laws dated April 9, 2007.1

(c)           Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Sherwood Forest Capital Management, with respect to the Sherwood Forest Long/Short Fund.4

(d)(2)	Investment Advisory Agreement between the Registrant and Navigator Money Management, Inc. with respect to (Sector Rotation Fund (formerly The Navigator Fund).8

(d)(3)	Investment Advisory Agreement, dated January 29, 2009, between the Registrant and Sherwood Forest Capital Management, with respect to the Sherwood Forest Long/Short Fund. 8

(d)(4)	Investment Advisory Agreement between the Registrant and McGinn Investment Management, Inc. with respect to the Umion Street Partners Value Fund.9

(d)(5)	Investment Advisory Agreement between the Registrant and Gibson Volatility Management, LLC with respect to the GVM Managed Volatility Fund.8

(e)(1)	Form of Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.3.

(e)(2)	Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.8

(f)           Not applicable.

(g)(1)           Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.2

(g)(2)
Custodiy Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A. with respect to the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.8

(g)(3)	Form of revised Appendix B and Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include Sector Rotation Fund (formerly The Navigator Fund).8

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund.8

(g)(5)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the GVM Managed Volatility Fund.8

(h)(1)(a) Administrative Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Shareholder Services, Inc.3

(h)(1)(b) Schedule F to the Administrative Services Agreement.4

(h)(1)(c) Amended and Restated Administrative Services Agreement dated July 30, 2008, as amended and restated between the Registrant and Commonwealth Shareholder Services, Inc.4

(h)(1)(d) Amended and Restated Administrative Services Agreement between the Registrant and Commonwealth Shareholder Services, Inc.8

(h)(1)(e) Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Long/Short Fund 8

(h)(1)(f)  Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).8

(h)(1)(g)  Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Union Street Partners Value Fund.8

(h)(1)(h)  Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the GVM Managed Volatility Fund.8

(h)(2)(a)  Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc.3

(h)(2)(b) Schedule [H] to the Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc.4

(h)(2)(c) Amended and Restated Transfer Agency and Services Agreement between the Registrant and Commonwealth Fund Services.8

(h)(2)(d) Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.8

(h)(2)(e) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).7

(h)(2)(f) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Union Street Partners Value Fund.8

(h)(2)(g) Form of Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc., with respect to the GVM Managed Volatility Fund.8

(h)(3)(a) Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc.3

(h)(3)(b) Schedule F to the Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc.4

(h)(3)(c) Amended and Restated Accounting Services Agreement between the Registrant and Commonwealth Fund Accounting, Inc.8

(h)(3)(d) Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.8

(h)(3)(e) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).8

(h)(3)(f) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Uion Street Partners Value Fund.8

(h)(3)(g) Form of Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the GVM Managed Volatility Fund.8

(h)(4)(a) Expense Limitation Agreement between the Registrant and Sherwood Forest Capital Management, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Sherwood Forest Long/Short Fund.4

(h)(4)(b) Expense Limitation Agreement, dated August 8, 2009, between the Registrant and Commonwealth Capital Management, Inc. with respect to Class A Shares, Class C Shares, Class P Shares, and Institutional Class Shares with respect to the Commonwealth Quantitative Fund, Commonwealth Small Cap Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund.8

(h)(4)(d)  Expense Limitation Agreement between the Registrant and Navigator Money Management, Inc. with respect to Class P Shares and No-Load Shares of the Sector Rotation  Fund (formerly The Navigator Fund).8

(h)(4)(e) Expense Limitation Agreement between the Registrant and McGinn Investment Management, Inc. with respect to the Class A shares of the Union Street Partners Value Fund.9

(h)(4)(f) Expense Limitation Agreement between the Registrant and Gibson Volatility Management, LLC with respect to the Advisor Shares, Class A Shares and Institutional Shares of the GVM Managed Volatility Fund.7

(h)(5)(a) Shareholder Services Plan dated October 1, 2008.3

(h)(5)(b) Revised Schedule A to the Shareholder Services Plan dated October 1, 2008.4

(h)(5)(c) Shareholder Services Plan, dated July 30, 2008, with Amended Schedule A (dated January 29, 2009) to include the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.6

(h)(5)(d) Amended Schedule A to the Shareholder Services Plan.8

(i)(1)
Consent of Counsel of Blank Rome LLP, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Commonwealth Small Cap Fund and Commonwealth Quantitative Fund.2

(i)(2)	Legal opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Class A Shares of the Union Street Partners Value Fund.8

(i)(3)	Legal opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. with respect to the Sector Rotation Fund attached herewith

(j)(1)         Consent of Cohen Fund Audit Services, Ltd attached herewith.
.   (k)           Not applicable.

(l)(1)
Subscription Agreement dated July 30, 2008 between the Registrant, on behalf of the Commonwealth Small Cap Fund, and Mary T. Pasco, with respect to Institutional Class Shares of the Commonwealth Small Cap Fund.2

(m)(1)	Plans of Distribution Pursuant to Rule 12b-1dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.3

(m)(2)	Revised Schedule A to the Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.4

(m)(3)
Distribution Plan Pursuant to Rule 12-1, dated October 1, 2008, for Class A Shares, Class C Shares and Class P Shares of the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.8

(m)(4)           Revised Schedule A to the Distribution Plan Pursuant to Rule 12b-1.8

(n)(1)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Sherwood Forest Long/Short Fund.4

(n)(2)	Rule 18f-3 Multiple Class Plan with respect to Class P Shares and No-Load Shares of the Sector Rotation Fund (formerly The Navigator Fund).8

(n)(3)	Form of Rule 18f-3 Multiple Class Plan with respect to Advisor Shares, Class A Shares and Institutional Shares of the GVM Managed Volatility Fund.8

(o)           Not applicable.

(p)(1)
Combined Code of Ethics for the Registrant, Commonwealth Capital Management, LLC (the investment adviser to the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund), Investment Management of Virginia, LLC (the investment sub-adviser to the Commonwealth Small Cap Fund), and First Dominion Capital Corp. (the distributor for the Registrant).4

(p)(2)	Code of Ethics for Sherwood Forest Capital Management (the investment adviser to the Sherwood Forest Long/Short Fund).5

(p)(3)	Code of Ethics for Navigator Money Management, Inc. (the investment adviser to the Sector Rotation Fund (formerly The Navigator Fund)).8

(p)(4)           Code of Ethics for Union Street Partners, LLC .8

(p)(5)           Code of Ethics for Gibson Volatility Management, LLC .8

(q)           Powers of Attorney. 8

________

1	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 8, 2008 (File Nos. 333-148723 and 811-22172).
2	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2008 (File Nos. 333-148723 and 811-22172).
3	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 2, 2008 (File Nos. 333-148723 and 811-22172).
4	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 25, 2008 (File Nos. 333-148723 and 811-22172).
5	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 11, 2009 (File Nos. 333-148723 and 811-22172).
6	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 27, 2010 (File Nos. 333-148723 and 811-22172).
7	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 30, 2010 (File Nos. 333-148723 and 811-22172).
8	Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on December 13, 2010 (File Nos. 333-148723 and 811-22172).
9	Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on January 24, 2011 (file Nos. 333-148723 and 811-22172).

Item 29.  Persons Controlled By or Under Common Control With Registrant

None.

Item 30.  Indemnification

See Article VIII, Section 2 of the Registrant's Agreement and Declaration of Trust and the section titled "Indemnification of Trustees, Officers, Employees and Other Agents" in the Registrant's By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31.  Business and other Connections of the Investment Adviser

None

Item 32.  Principal Underwriters

a)	First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc. and World Insurance Trust.

b)
First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

c)	Not applicable.

Item 33.  Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Sherwood Forest Capital Management, 1649 Brandywine Drive, Charlottesville, VA 22901 (records relating to its function as the investment adviser to the Sherwood Forest Long/Short Fund).

b)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

c)	Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the Funds).

d)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

e)	Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as fund accounting agent to the Funds).

f)	Navigator Money Management, Inc., 1207 Route 9, Suite 10, Wappinger Falls, NY 12590 (records relating to its function as investment adviser to the Sector Rotation Fund).

g)	Union Street Partners LLC, 201 North Union Street, Suite 100, Alexandria, Virginia 22314 (records relating to its function as investment adviser to the Union Street Partners Value Fund).

h)	Gibson Volatility Management, LLC, 117 S. 14th Street, Suite 205, Richmond, VA 23219, (records relating to its function as investment adviser to the GMV Managed Volatility Fund).

Item 34.  Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 16th day of February 2011.

            WORLD FUNDS TRUST

            By:       *
             John Pasco, III
              Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* John Pasco, III	Trustee and Chairman	February 16, 2011
* Anthony J. Hertl	Trustee	February 16, 2011
* David J. Urban	Trustee	February 16, 2011
* Mary Lou H. Ivy	Trustee	February 16, 2011
*Karen Shupe	Treasurer and Chief Financial Officer	February 16, 2011
*Lauren Jones	Secretary	February 16, 2011

*By:  Karen Shupe
Attorney-in-fact pursuant to Powers of Attorney